Principal group companies - Summary of subsidiaries (Parenthetical) (Details)	12 Months Ended
Jun. 30, 2020
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
USL Benefit Trust
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	2.38%